DIRECT HOSPITALITY EXPENSE - Components of Direct Hospitality Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 366	$ 247	$ 199
Total direct hospitality expense	1,219	1,236	1,079
Hospitality Property
Disclosure of detailed information about investment property
Employee compensation and benefits	370	318	287
Cost of food, beverage, and retail goods sold	294	273	243
Maintenance and utilities	155	175	127
Marketing and advertising	71	75	55
Other	$ 329	$ 395	$ 367